Financial instruments - Disclosure of analysis of age of trade accounts receivable (Details) - CAD ($)	Sep. 30, 2023	Sep. 30, 2022
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	$ (1,152,880,000)	$ (1,106,187,000)
Gross trade receivables	1,155,799,000	1,109,647,000
Allowance for doubtful accounts	(2,919,000)	(3,460,000)
Not past due
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	(1,034,795,000)	(950,928,000)
Past due 1-30 days
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	(82,536,000)	(81,000,000)
Past due 31-60 days
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	(17,630,000)	(25,694,000)
Past due 61-90 days
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	(9,925,000)	(12,142,000)
Past due more than 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	$ (10,913,000)	$ (39,883,000)